Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Net (loss) income	$ (13,637)	$ 46,706	$ 20,047	$ 11,743
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax (note 10)	(218)	(6,091)	(1,014)	(18,206)
Amounts reclassified from accumulated other comprehensive income (loss) to equity (loss) income:
Realized loss on qualifying cash flow hedging instruments	595	794	1,292	1,723
Other comprehensive income (loss)	377	(5,297)	278	(16,483)
Comprehensive (loss) income	(13,260)	41,409	20,325	(4,740)
Non-controlling interest in comprehensive (loss) income	2,115	2,399	6,732	2,955
Preferred unitholders' interest in comprehensive (loss) income (note 12)	2,813	0	5,625	0
General and limited partners' interest in comprehensive (loss) income	$ (18,188)	$ 39,010	$ 7,968	$ (7,695)